CONVERSIONS OF PREFERRED STOCK MEZZANINE EQUITY TO COMMON STOCK	12 Months Ended
Mar. 31, 2016
Conversions Of Preferred Stock Derivatives To Common Stock Abstract [Abstract]
Conversions Of Preferred Stock Derivatives To Common Stock Disclosure [Text Block]
NOTE 27	-	CONVERSIONS OF PREFERRED STOCK MEZZANINE EQUITY TO COMMON STOCK

The Certificate of Designations of the Series I Convertible Preferred Stock Mezzanine Equity (the “Series I Mezzanine Equity”), includes provisions entitling its rights to convert shares of the Series I Mezzanine Equity into shares of Common Stock.

Conversions of Series I Mezzanine Equity to Common Stock during Fiscal 2016 and Fiscal 2015 are summarized as follows:

	Fiscal 2016	Fiscal 2015
Series I Preferred Derivatives
Number of Derivative Shares Converted	—	4.242
Number of Common Shares issued pursuant to conversion	—	6,060,000
Value of Preferred Derivative shares at time of conversion (represents decrease in derivative liability resulting from conversions)	—	2,272,500
Change in value of preferred share derivative liability recorded at time of conversion	—	(303,000)
Par value of Common Shares issued	—	6,060
Additional paid in capital recorded as a result of the conversions	—	2,266,440

Please also see Note 15 for further details on the Series I Mezzanine Equity.